Income Taxes - Unrecognized tax benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Unrecognized tax benefits that would affect tax rate	$ 0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Beginning Balance	2,677,000	$ 2,218,000
Additions related to current tax provisions	171,000	459,000
Releases related to prior period tax positions	(2,677,000)
Unrecognized Tax Benefits, Ending Balance	171,000	2,677,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Increase (decrease) in provision related to unrecognized tax benefits interest expense		(100,000)
Interest and penalties accrued, unrecognized tax benefits	$ 200,000	$ 200,000